Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments and Risk Management [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$(5.9)	$(10.0)	$(0.8)
Commodity contracts	—	—	(6.0)
Interest rate contracts	(0.3)	2.7	(1.7)
Total	$(6.2)	$(7.3)	$(8.5)

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and ineffective commodity contract in other financing, effective commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion for foreign currency and interest rate contracts recognized in income was insignificant to the twelve months ended September 30, 2012. In September 2012, the Company discontinued hedge accounting treatment for its zinc contracts as the contracts no longer correlated to the underlying zinc exposure being hedged. Included within the net loss above is a $1.6 gain for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012. This gain has been included in the table below for derivatives not designated as cash flow hedges.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2012 and 2011, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2012 and 2011, respectively.

	At September 30, 2012	For The Year Ended September 30, 2012
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$2.5	$6.1
Commodity contracts (2)	1.6	1.6
Foreign currency contracts	(0.7)	(1.9)
Total	$3.4	$5.8

	At September 30, 2011	For The Year Ended September 30, 2011
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$(3.4)	$(0.6)
Foreign currency contracts	0.4	4.5
Total	$(3.0)	$3.9

(1) Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
(2) In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2012 and 2011 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2012	2011
Assets/(Liabilities) at estimated fair value:
Deferred Compensation	$(161.6)	$(147.6)
Derivatives - Foreign Exchange	(6.6)	3.7
Derivatives - Commodity	1.6	(6.2)
Derivatives - Interest Rate Swap	(0.3)	(4.7)
Share Option	2.5	(3.4)
Total Liabilities at estimated fair value	$(164.4)	$(158.2)